Document and Entity Information	Oct. 24, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	PS BUSINESS PARKS INC/CA
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000866368
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Incorporation, State or Country Code	CA
Entity File Number	001-10709
Entity Tax Identification Number	95-4300881
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201-2349
City Area Code	818
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PSB
Security Exchange Name	NYSE
Series U Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a Share of 5.750% Cumulative Preferred Stock, Series U, $0.01 par value per share
Trading Symbol	PSBPrU
Security Exchange Name	NYSE
Series V Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a Share of 5.700% Cumulative Preferred Stock, Series V, $0.01 par value per share
Trading Symbol	PSBPrV
Security Exchange Name	NYSE
Series W Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a Share of 5.200% Cumulative Preferred Stock, Series W, $0.01 par value per share
Trading Symbol	PSBPrW
Security Exchange Name	NYSE
Series X Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a Share of 5.250% Cumulative Preferred Stock, Series X, $0.01 par value per share
Trading Symbol	PSBPrX
Security Exchange Name	NYSE
Series Y Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a Share of 5.200% Cumulative Preferred Stock, Series Y, $0.01 par value per share
Trading Symbol	PSBPrY
Security Exchange Name	NYSE